Subsequent Events - Acquisitions (Details) (Office, Subsequent Event [Member], USD $)	0 Months Ended
	Jan. 07, 2015	Jan. 07, 2015
Office | Subsequent Event [Member]
Subsequent Event [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	45.00%	45.00%
Joint Venture, Interest in Real Estate, Sales Price	$ 219.2